Condensed Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,584,774	$ 236,400	$ 681,098
Investments	2,000,000
Interest receivable	4,526
Prepaid expenses and other current assets	255,999	68,989	92,883
Total current assets	4,845,299	305,389	773,981
Operating lease right-of-use asset	99,981	158,852	274,194
Property and equipment, net	6,908	9,225	13,859
Other assets	7,821	8,132	8,547
Total assets	4,960,009	481,598	1,070,581
Current liabilities:
Accounts payable	165,942	381,041	166,467
Accrued expenses and other current liabilities	361,365	303,872	221,641
Operating lease liability – current portion	101,619	119,306	112,520
Total current liabilities	628,926	2,405,100	500,628
Operating lease liability, net of current portion		41,035	160,342
Total liabilities	628,926	2,446,135	660,970
Commitments and Contingencies
Stockholders’ equity (deficit):
Common stock, value	217	70	70
Additional paid-in capital	73,120,812	51,533,483	50,059,994
Accumulated deficit	(68,639,996)	(53,351,130)	(49,503,493)
Treasury stock, value	(150,000)	(150,000)	(150,000)
Total stockholders’ equity (deficit)	4,331,083	(1,964,537)	409,611
Total liabilities and stockholders’ equity (deficit)	4,960,009	481,598	1,070,581
Related Party
Current liabilities:
Accrued interest – related parties		100,881
Notes payable – related parties		1,500,000
Series A Convertible Preferred Stock
Stockholders’ equity (deficit):
Convertible preferred stock, value		659	659
Series B Convertible Preferred Stock
Stockholders’ equity (deficit):
Convertible preferred stock, value		2,381	$ 2,381
Series C Convertible Preferred Stock
Stockholders’ equity (deficit):
Convertible preferred stock, value	$ 50